Loans and Advances - Summary of Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	¥ 91,358,521	¥ 90,682,938
Adjust: Unearned income, unamortized premiums-net and deferred loan fees-net	(252,996)	(258,392)
Less: Allowance for loan losses	(592,257)	(604,988)	¥ (606,406)	¥ (651,620)
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	92,203,774	91,546,318
Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(592,257)	(604,988)
12-month ECL [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	89,694,957	89,073,539
12-month ECL [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(144,632)	(158,094)
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	1,624,252	1,590,761
Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(95,879)	(92,446)
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	884,565	882,018
Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	¥ (351,746)	¥ (354,448)